Clockwise Core Equity & Innovation ETF
Schedule of Investments
November 30, 2023 - (Unaudited)
COMMON STOCKS — 83.70% Shares Fair Value
Communications — 24.12%
Airbnb, Inc., Class A
(a)
3,372 $ 426,018
Alphabet, Inc., Class A
(a)
6,492 860,385
Meta Platforms, Inc., Class A
(a)
2,627 859,423
Pinterest, Inc., Class A
(a)
11,033 375,894
Spotify Technology SA
(a)
3,920 725,631
Uber Technologies, Inc.
(a)
19,517 1,100,369
4,347,720
Consumer Discretionary — 7.86%
Amazon.com, Inc.
(a)
6,630 968,577
Tesla, Inc.
(a)
1,866 447,989
1,416,566
Consumer Staples — 2.73%
Coca-Cola Co. (The) 8,410 491,480
Financials — 6.75%
Coinbase Global, Inc., Class A
(a)
4,002 499,129
JPMorgan Chase & Co. 3,444 537,540
Nu Holdings Ltd.
(a)
22,000 179,080
1,215,749
Technology — 42.24%
Apple, Inc. 3,717 706,045
Cisco Systems, Inc. 3,388 163,911
Crowdstrike Holdings, Inc., Class A
(a)
2,613 619,255
Datadog, Inc., Class A
(a)
3,161 368,478
Micron Technology, Inc. 7,123 542,203
Microsoft Corp. 2,436 923,025
NVIDIA Corp. 2,073 969,542
Palo Alto Networks, Inc.
(a)
2,681 791,136
PayPal Holdings, Inc.
(a)
8,710 501,783
ServiceNow, Inc.
(a)
1,088 746,085
Snowflake, Inc., Class A
(a)
1,065 199,879
Visa, Inc., Class A 2,697 692,266
Zscaler, Inc.
(a)
1,971 389,332
7,612,940
Total Common Stocks (Cost $12,842,441) 15,084,455
EXCHANGE-TRADED FUNDS — 12.16%
ProShares UltraShort QQQ® 12,822 153,479
SPDR® Bloomberg 1-3 Month T-Bill ETF 22,202 2,039,032
Total Exchange-Traded Funds (Cost $2,208,017) 2,192,511
Total Investments — 95.86% (Cost $15,050,458 ) 17,276,966
Other Assets in Excess of Liabilities — 4.14% 747,094
NET ASSETS — 100.00% $ 18,024,060

Clockwise Core Equity & Innovation ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt